PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Amounts Recognized in the Consolidated Statement of Financial Position (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	€ 614	€ 766
Fair value of plan assets	(461)	(544)
Deficit of funded plans	153	222
Present value of unfunded obligation	250	377
Net liability / (asset) arising from defined benefit obligation	403	599
Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	614	766
Fair value of plan assets	(461)	(544)
Deficit of funded plans	153	222
Present value of unfunded obligation	96	128
Net liability / (asset) arising from defined benefit obligation	249	350
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	0	0
Fair value of plan assets	0	0
Deficit of funded plans	0	0
Present value of unfunded obligation	154	249
Net liability / (asset) arising from defined benefit obligation	€ 154	€ 249